Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Dividends relating to reporting year:
First interim ordinary dividend (in USD per share)	$ 0.0537	$ 0.0537
First interim ordinary dividend	$ 140	$ 140
Dividends paid in reporting year:
Second interim ordinary dividend for prior year	$ 0.1073	$ 0.2597
Second interim ordinary dividend for prior year	$ 283	$ 674